World Omni Auto Receivables Trust 2013-B	Exhibit 99.1
Monthly Servicer Certificate
May 31, 2015

Dates Covered
Collections Period	05/01/15 - 05/31/15
Interest Accrual Period	05/15/15 - 06/14/15
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/15	392,337,270.64	23,181
Yield Supplement Overcollateralization Amount at 04/30/15	11,391,931.21	0
Receivables Balance at 04/30/15	403,729,201.85	23,181
Principal Payments	16,436,321.62	452
Defaulted Receivables	679,329.99	33
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/15	10,677,461.25	0
Pool Balance at 05/31/15	375,936,088.99	22,696

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Pool Factor	48.85%

Prepayment ABS Speed	1.53%

Overcollateralization Target Amount	16,917,124.00
Actual Overcollateralization	16,917,124.00

Weighted Average APR	3.35%
Weighted Average APR, Yield Adjusted	5.05%
Weighted Average Remaining Term	45.26

Delinquent Receivables:
Past Due 31-60 days	6,182,918.52	312
Past Due 61-90 days	1,908,102.32	96
Past Due 91 + days	268,374.92	18
Total	8,359,395.76	426

Total 31+ Delinquent as % Ending Pool Balance	2.22%

Recoveries	545,029.90

Aggregate Net Losses/(Gains) - May 2015	134,300.09
Current Net Loss Ratio (Annualized)	0.40%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.92%

Flow of Funds	$ Amount

Collections	18,063,104.75
Advances	6,083.87
Investment Earnings on Cash Accounts	2,410.87
Servicing Fee	(336,441.00)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	17,735,158.49

Distributions of Available Funds
(1) Class A Interest	288,944.11
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	15,663,128.47
(7) Distribution to Certificateholders	1,760,713.01
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	17,735,158.49

Servicing Fee	336,441.00
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 05/15/15	374,682,093.46
Principal Paid	15,663,128.47
Note Balance @ 06/15/15	359,018,964.99

Class A-1
Note Balance @ 05/15/15	0.00
Principal Paid	0.00
Note Balance @ 06/15/15	0.00
Note Factor @ 06/15/15	0.0000000%

Class A-2
Note Balance @ 05/15/15	14,397,093.46
Principal Paid	14,397,093.46
Note Balance @ 06/15/15	0.00
Note Factor @ 06/15/15	0.0000000%

Class A-3
Note Balance @ 05/15/15	235,000,000.00
Principal Paid	1,266,035.01
Note Balance @ 06/15/15	233,733,964.99
Note Factor @ 06/15/15	99.4612617%

Class A-4
Note Balance @ 05/15/15	109,676,000.00
Principal Paid	0.00
Note Balance @ 06/15/15	109,676,000.00
Note Factor @ 06/15/15	100.0000000%

Class B
Note Balance @ 05/15/15	15,609,000.00
Principal Paid	0.00
Note Balance @ 06/15/15	15,609,000.00
Note Factor @ 06/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	311,317.01
Total Principal Paid	15,663,128.47
Total Paid	15,974,445.48

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	5,758.84
Principal Paid	14,397,093.46
Total Paid to A-2 Holders	14,402,852.30

Class A-3
Coupon	0.83000%
Interest Paid	162,541.67
Principal Paid	1,266,035.01
Total Paid to A-3 Holders	1,428,576.68

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4182766
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.0445306
Total Distribution Amount	21.4628072

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0245057
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	61.2642275
Total A-2 Distribution Amount	61.2887332

A-3 Interest Distribution Amount	0.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	5.3873830
Total A-3 Distribution Amount	6.0790497

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 04/30/15	66,524.80
Balance as of 05/31/15	72,608.67
Change	6,083.87

Reserve Account
Balance as of 05/15/15	1,903,544.61
Investment Earnings	242.52
Investment Earnings Paid	(242.52)
Deposit/(Withdrawal)	-
Balance as of 06/15/15	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61